Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Plan's interest in Master Trust at fair value	$ 14,687	$ 13,204
Plan's interest in Master Trust at contract value	764	749
Plan's interest in Master Trust	15,451	13,953
Notes receivable from participants	263	250
Participant contributions receivable	11	0
Employer contributions receivable	5	0
Total receivables	279	250
Net assets available for benefits	$ 15,730	$ 14,203